Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events
14.	Subsequent events

The Group has evaluated subsequent events through November 21, 2025, the date of issuance of the unaudited condensed consolidated financial statements, except for the events mentioned below, the Group did not identify any subsequent events with material financial impact on the Group’s consolidated financial statements.

Acquisition of a Controlling Interest

On July 1, 2025, the Group entered into an equity transfer agreement and obtained the shareholder approval to acquire 51% equity interest in Fujian Meilishuo International Travel Agency Co., Ltd. (“Meilishuo”) for a total consideration of RMB2,550.

New bank borrowings

Subsequent to June 30, 2025, the Group entered into three new borrowings totaling RMB30,000 with Bank of China. Specifically, the Group obtained borrowings of RMB10,000 from Huzhou Branch on July 24, 2025, RMB10,000 from Xiamen Branch on August 13, 2025, and RMB10,000 from Xiamen Branch on September 9, 2025, each with a one-year term and annual interest rates ranging from 2.6% to 2.8%.

Guarantees Provided to a Related Party

On July 18, 2025, Xiamen Lianzhang Media Co.,Ltd and Lianzhang Media Co., Ltd. entered into two guarantee agreements to provide guarantees for Fujian Qiushi Intelligent in connection with its bank credit facilities obtained from Xiamen Bank Co., Ltd. The credit limits under the two facilities were RMB13,000 and RMB2,600, respectively, with corresponding maximum guaranteed amounts (including principal, interest, liquidated damages, compensation and other related amounts) of RMB9,750 and RMB1,950, respectively. Both credit facilities and the related guarantees are effective from July 18, 2025 to July 18, 2035.

Incorporation of a New Subsidiary

On September 26, 2025, Lianzhang Life Services Co., Ltd., a subsidiary of the Group, jointly established Huzhou Lianzhang Youpin Supply Chain Co., Ltd. in the PRC with five third-party investors. Lianzhang Life Services Co., Ltd. holds a 51% equity interest in the new entity, whose principal business includes supply chain management services and retail services.

Share-based Compensation

On August 6, 2025, the Group granted share-based compensation awards covering a total of 5,950,000 ordinary shares.

Acquisition of a long-term investment

In June 2025, the Group entered into an agreement with Mimus Technology to acquired 2.5% equity interest in Mimus Technology for a total consideration of RMB5,000. As of June 30, 2025, the Group had made an initial payment of RMB2,500, and the remaining RMB2,500 was paid following the completion of the relevant registration formalities in September 2025, upon which the Group obtained the 2.5% equity interest in Mimus Technology.